Exhibit 99.1

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: July 11, 2013

DATES
Closing Date	3/28/2013
Collection Period	4
Collection Period Beginning Date	6/01/2013
Collection Period Ending Date	6/28/2013
Payment Date	7/15/2013

I DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance	Final Maturity
Class A-1 Notes	15.9%	$73,041,295.43	$12,977,509.09	$60,063,786.34	4/15/2014
Class A-2 Notes	33.8%	$155,000,000.00	$0.00	$155,000,000.00	1/15/2016
Class A-3 Notes	34.2%	$157,000,000.00	$0.00	$157,000,000.00	9/15/2017
Class A-4 Notes	12.0%	$55,250,000.00	$0.00	$55,250,000.00	4/15/2019
Class B Notes	2.2%	$10,000,000.00	$0.00	$10,000,000.00	4/15/2019
Class C Notes	1.9%	$8,754,000.00	$0.00	$8,754,000.00	6/15/2020

Total Securities	100.0%	$459,045,295.43	$12,977,509.09	$446,067,786.34

Overcollateralization		$0.00		$1,685,374.30
Reserve Account Balance		$1,500,037.83	$0.00	$1,500,037.83

Net Pool Balance		$460,392,443.01		$447,753,160.64

	Coupon Rate	Beginning Balance	Interest Distributable Amount
Class A-1 Notes	0.22000%	$73,041,295.43	$12,498.18
Class A-2 Notes	0.45000%	$155,000,000.00	$58,125.00
Class A-3 Notes	0.61000%	$157,000,000.00	$79,808.33
Class A-4 Notes	0.83000%	$55,250,000.00	$38,214.58
Class B Notes	1.21000%	$10,000,000.00	$9,411.11
Class C Notes	1.74000%	$8,754,000.00	$12,693.30

		$459,045,295.43	$210,750.50

II AVAILABLE FUNDS

Interest Collections	$932,637.59
Principal Collections (Including Repurchases)	$12,639,282.37
Liquidation Proceeds	$0.00
Investment Earnings (to be remitted to servicer with servicing fees)	$378.36

Total Collections	$13,572,298.32

Reserve Account Draw Amount	$0.00

Total Available Funds	$13,572,298.32

III DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall
Servicing Fees	$384,038.73	$384,038.73	$0.00
Class A-1 Notes	$12,498.18	$12,498.18	$0.00
Class A-2 Notes	$58,125.00	$58,125.00	$0.00
Class A-3 Notes	$79,808.33	$79,808.33	$0.00
Class A-4 Notes	$38,214.58	$38,214.58	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Class B Note Interest	$9,411.11	$9,411.11	$0.00
Second Allocation of Principal	$2,538,134.79	$2,538,134.79	$0.00
Class C Note Interest	$12,693.30	$12,693.30	$0.00
Third Allocation of Principal	$8,754,000.00	$8,754,000.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$2,000,016.00	$1,685,374.30	$314,641.70
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$0.00	$0.00	$0.00

	$13,886,940.02	$13,572,298.32

Principal Payment:
First Allocation of Principal	$0.00
Second Allocation of Principal	$2,538,134.79
Third Allocation of Principal	$8,754,000.00
Regular Principal Distribution Amount	$1,685,374.30

Total	$12,977,509.09

FIFTH THIRD AUTO TRUST 2013-A

Statement to Securityholders

Determination Date: July 11, 2013

IV POOL INFORMATION

Beginning of Current Period
Pool Balance	$447,753,161.00
Number of Receivables Outstanding	22,856
Weighted Average Contract Rate	2.55
Weighted Average Remaining Term (mos)	55.07

V OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,500,037.83
Initial Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Target Credit Enhancement Overcollateralization Amount	$2,000,016.00
Beginning Period Overcollateralization Amount	$0.00
Ending Period Overcollateralization Amount	$1,685,374.30

Overcollateralization Shortfall	$314,641.70

VI RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,500,037.83
Beginning Reserve Account Balance	$1,500,037.83
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,500,037.83

VII LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$0.00
Realized Losses for Collection Period	$0.00
Liquidation Proceeds for Collection Period	$0.00

Net Losses for Collection Period	$0.00
Periods	$0.00
Pool Balance	0.00000%

	# of Receivables	Amount
Receivables 31-59 Days Delinquent	3	$72,167.39
As % of Ending Pool Balance		0.016%
Receivables 60-89 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 90 - 119 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 120 - 150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Receivables 150+ Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.00%
Total Delinquencies	3	$72,167.39
As % of Ending Pool Balance		0.016%
Total Reposession	1	$25,030.47